Shares of Common Stock Outstanding (Detail) - shares shares in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Equity [Abstract]
Balance, beginning of year	7,432	7,464	7,519
Issued	34	37	40
Repurchased	(32)	(69)	(95)
Balance, end of year	7,434	7,432	7,464